Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 37,808,264
Change in employee contributions receivable	(170,140)
Net income per the Form 5500	$ 37,638,124